Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

November 30, 2021

Dates Covered
Collections Period	09/23/21 - 11/30/21
Interest Accrual Period	11/03/21 - 12/14/21
30/360 Days	42
Actual/360 Days	42
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,151,081,793.40	40,585
Original Yield Supplement Overcollateralization Amount	32,914,786.57	0
Aggregate Starting Principal Balance	1,183,996,579.97	40,585
Principal Payments	79,343,298.97	1,359
Defaulted Receivables	236,903.71	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	29,741,591.79	0
Pool Balance at 11/30/21	1,074,674,785.50	39,219

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.28%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	5,490,838.56	186
Past Due 61-90 days	1,501,877.26	53
Past Due 91-120 days	100,631.39	4
Past Due 121+ days	0.00	0
Total	7,093,347.21	243

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	219,857.08
Aggregate Net Losses/(Gains) - November 2021	17,046.63
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.02%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	12,358,760.03
Actual Overcollateralization	11,669,863.45
Weighted Average Contract Rate	3.99%
Weighted Average Contract Rate, Yield Adjusted	5.25%
Weighted Average Remaining Term	60.97

Flow of Funds	$ Amount
Collections	88,235,149.31
Investment Earnings on Cash Accounts	57.61
Servicing Fee	(2,236,437.98)
Transfer to Collection Account	-
Available Funds	85,998,768.94

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	707,802.66
(3) Noteholders' First Priority Principal Distributable Amount	21,725,214.50
(4) Class B Interest	61,233.20
(5) Noteholders' Second Priority Principal Distributable Amount	34,530,000.00
(6) Class C Interest	34,655.13
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,669,863.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	85,998,768.94

Servicing Fee	2,236,437.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Original Note Balance	1,148,200,000.00
Principal Paid	85,195,077.95
Note Balance @ 12/15/21	1,063,004,922.05

Class A-1
Original Note Balance	200,000,000.00
Principal Paid	85,195,077.95
Note Balance @ 12/15/21	114,804,922.05
Note Factor @ 12/15/21	57.4024610%

Class A-2
Original Note Balance	387,400,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	387,400,000.00
Note Factor @ 12/15/21	100.0000000%

Class A-3
Original Note Balance	387,400,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	387,400,000.00
Note Factor @ 12/15/21	100.0000000%

Class A-4
Original Note Balance	121,600,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	121,600,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Original Note Balance	34,530,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	34,530,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Original Note Balance	17,270,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	17,270,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	803,690.99
Total Principal Paid	85,195,077.95
Total Paid	85,998,768.94

Class A-1
Coupon	0.11772%
Interest Paid	27,468.00
Principal Paid	85,195,077.95
Total Paid to A-1 Holders	85,222,545.95

Class A-2
Coupon	0.35000%
Interest Paid	158,188.33
Principal Paid	0.00
Total Paid to A-2 Holders	158,188.33

Class A-3
Coupon	0.81000%
Interest Paid	366,093.00
Principal Paid	0.00
Total Paid to A-3 Holders	366,093.00

Class A-4
Coupon	1.10000%
Interest Paid	156,053.33
Principal Paid	0.00
Total Paid to A-4 Holders	156,053.33

Class B
Coupon	1.52000%
Interest Paid	61,233.20
Principal Paid	0.00
Total Paid to B Holders	61,233.20

Class C
Coupon	1.72000%
Interest Paid	34,655.13
Principal Paid	0.00
Total Paid to C Holders	34,655.13

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6999573
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	74.1988138
Total Distribution Amount	74.8987711

A-1 Interest Distribution Amount	0.1373400
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	425.9753898
Total A-1 Distribution Amount	426.1127298

A-2 Interest Distribution Amount	0.4083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.4083333

A-3 Interest Distribution Amount	0.9450000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9450000

A-4 Interest Distribution Amount	1.2833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2833333

B Interest Distribution Amount	1.7733333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7733333

C Interest Distribution Amount	2.0066665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0066665

Noteholders' First Priority Principal Distributable Amount	255.01
Noteholders' Second Priority Principal Distributable Amount	405.30
Noteholders' Third Priority Principal Distributable Amount	202.71
Noteholders' Principal Distributable Amount	136.98

Account Balances	$ Amount
Reserve Account
Balance as of 11/03/21	2,877,704.48
Investment Earnings	57.61
Investment Earnings Paid	(57.61)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,309,095.17	N/A	N/A
Number of Extensions	130	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	N/A	N/A

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.